united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 7/31/15

Item 1. Reports to Stockholders.

Arrow DWA Balanced Fund
Arrow DWA Tactical Fund
Arrow Alternative Solutions Fund
Arrow Managed Futures Strategy Fund
Arrow Commodity Strategy Fund

Annual Report
July 31, 2015

1-877-277-6933

Distributed by Archer Distributors, LLC
Member FINRA

Dear Shareholder,

We are pleased to provide the annual report for the Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund (each “the Fund” and collectively “the Funds”) for the one-year period ended July 31, 2015. During the past year, we have continued our ongoing client education efforts regarding the potential benefits of combining tactical asset allocation with alternative assets. All of our Funds continue to support this philosophy.

Arrow DWA Balanced Fund allows investors to gain exposure to sophisticated asset allocation strategies similar to those used by university endowments. The Fund stays responsive to market conditions through a relative strength-based allocation process across a diverse array of market segments primarily through a combination of exchange traded products and individual equities based on signals from the DWA Balanced investment model. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETF. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. Through the end of July 2015, the Fund’s net assets were approximately $233 million with annualized performance of 5.43% since inception (A-Shares, without load) while the S&P 500 returned 8.01% and the Barclays Capital Aggregate Bond Index returned 4.93%. The Fund was up 4.89% for the one-year period through July 2015, lagging the S&P 500’s 11.21% return over the same period. The underperformance is attributed to the deliberate diversified nature of the portfolio, which includes fixed income and other assets. For example, over the same one-year period, bonds were only up 2.82%, as measured by the Barclays Capital Aggregate Bond Index. The exposure to bonds and other underperforming assets would obviously cause the Fund to trail an equity-only benchmark, such as the S&P 500, during bull markets. However, the Fund is mandated to maintain diversification, which may help volatility when the equity markets recede. The Fund’s relative-strength-based approach continues to evolve and respond to the markets, with the inclusion of a sector rotation strategy that now targets the sub-industry level through individual equities. But again, overall performance is muted in such a broadly diversified fund.

Arrow DWA Tactical Fund stays responsive to market conditions through a relative strength-based allocation process across a concentrated portfolio primarily consisting of exchange traded products based on signals from the DWA Systematic RS Global Macro investment model. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETF. The Arrow DWA Tactical Fund’s net assets have grown to more than $251 million through the end of July 2015. Since its inception in May 2008 through July 2015, the Fund’s A-Shares (without load) had an annualized return of 2.73% versus the broad domestic stock market’s return of 8.17% as measured by the S&P 500. The Fund was up 7.99% for the one-year period, trailing the S&P 500’s 11.21% over the same period, due to shifts in market leadership, which caused the entire market to perform better than a targeted approach. The performance since inception can be deceiving, considering the Fund was launched around the market peak shortly before the global financial crisis of 2008-09. Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. Despite the timing of the Fund’s launch, returns since inception are on the positive side and the Fund’s strategy is beginning to shine versus its peers.

Arrow Alternative Solutions Fund allows investors to gain exposure to three nontraditional bond strategies within a single portfolio. The Fund is designed to provide tactical long, flat and/or short exposure to three distinct fixed income baskets of high yield, credit default and government bonds. The Fund uses direct exposure to individual bonds, as well as futures for positional exposure or to create market neutral positions when bond market liquidity is a factor. The Fund’s focus on alternative fixed income strategies is based on signals from the ProfitScore Alternative Index (PSAI). The Fund is not directly indexed to the PSAI, as the holdings are different. Rather, the Fund follows the tactical directional signals of the PSAI for each sub-strategy, to be long, flat or short, and applies those signals to proprietary security baskets held within the Fund. The Fund’s net assets were more than $30 million at the end of July 2015. Since its inception in October 2007 through July 2015, the Fund’s A-Shares (without load) had an annualized return of -1.76% versus the S&P 500’s return of 6.31% and the Barclays Capital Aggregate Bond Index return of 4.66% over the same period. It is important to remember that much of the previous performance came prior to the Fund’s current approach, which went into effect on March 31, 2014. The Fund was up 4.03% for the one-year period through July 2015, while the S&P 500 returned 11.21% and the Barclays Capital Aggregate Bond Index returned 2.82%. Many other nontraditional bond strategies have underperformed the general bond markets during the past year, but following the directional signals of the PSAI seems to have benefitted the Fund’s performance.

Arrow Managed Futures Strategy Fund’s strategy is to invest in securities that produce fund returns that track the returns of the A.I. Managed Futures Volatility Index (AIMFV). AIMFV is designed to capture the economic benefit from trends, rising or declining, in the global commodity and financial markets. The nature of managed futures generally requires direct or indirect exposure to the futures market, rather than holding physical commodities and financial instruments. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. Since its inception at the end of April 2010 through the end of July 2015, the Fund has returned -1.32% A-Shares (without load), while the broad market S&P 500 Index has returned 13.90%. The Fund gained 13.43% in the one-year period ended July 31, 2015, while the S&P 500 gained 11.21% over the same time period. Despite its performance versus the S&P 500, the Fund has no direct exposure to equities and continues to have virtually no correlation to the stock market. But the stock market’s strong performance since the Fund’s inception may help to explain the lack of investor interest in many of the more conservative, lower volatility managed futures strategies. The Fund’s net assets were just short of $4 million through the end of July 2015 (approximately $3.91 million).

Arrow Commodity Strategy Fund’s strategy is to invest in securities that produce fund returns that track the returns of the Longview Extended Commodity Index (“LEX”). The nature of commodity portfolio exposure is generally derived through the futures market, rather than buying actual physical commodities (e.g., barrels of oil, bushels of corn, etc.). As the name indicates, the LEX follows a longer buy-and-hold view of the commodity markets, rather than constantly rolling in and out of futures contracts with near-term expiration dates. This longer holding period helps to reduce expenses to the Fund versus other funds that may change futures positions more frequently. In the period since its inception through the end of July 2015, the Fund’s net assets are little more than $5 million with an annualized return of -10.11% A-Shares (without load) compared to the S&P 500’s return of 14.27%. The Fund was down -29.58% over the one-year period while the S&P 500 was up 11.21%. With some periods of ups and downs, commodities have generally been in a slump for several years primarily due to a lack of global economic growth. However, for investors who seek potential diversification through commodities, or those who believe the asset class will eventually rebound, we continue to have confidence in the Fund’s underlying philosophy of using a long-dated buy-and-hold approach to commodity exposure. Although the asset class has struggled for several years, the long-dated strategy of the Fund has compared well to other commodity funds.

For more information, please visit our websites at www.arrowfunds.com. We are grateful for your investment and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

August 2015

AD-091015

Arrow DWA Balanced Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2015

The Fund’s performance figures* for the periods ended July 31, 2015, as compared to its benchmark:

				Since Inception** -
	One Year	Three Year	Five Year	July 31, 2015
The Arrow DWA Balanced Fund - Class A	4.89%	7.67%	7.09%	5.43%
The Arrow DWA Balanced Fund - Class A with load	(1.12)%	5.57%	5.83%	4.74%
The Arrow DWA Balanced Fund - Class C	4.11%	6.86%	6.29%	4.65%
The Arrow DWA Balanced Fund - Institutional Class Shares	5.12%	7.92%	N/A	6.73%
Barclays Capital Aggregate Bond Index	2.82%	1.60%	3.27%	4.93%
S&P 500 Total Return Index	11.21%	17.58%	16.24%	8.01%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.81% for Class A shares, 2.56% for Class C shares and 1.56% for the Institutional Class shares per the November 5, 2014 prospectus. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is August 7, 2006 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The Barclays Capital Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	27.4%
Debt Funds	25.6%
Common Stocks
Consumer, Cyclical	6.4%
Consumer, Non-cyclical	6.2%
Communications	2.4%
Financial	2.2%
Technology	1.9%
Industrial	1.5%
Basic Materials	0.8%
Foreign Index Funds	19.1%
Other, Cash & Cash Equivalents	6.5%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

Arrow DWA Tactical Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2015

The Fund’s performance figures* for the periods ended July 31, 2015, as compared to its benchmark:

				Since Inception** -
	One Year	Three Year	Five Year	July 31, 2015
The Arrow DWA Tactical Fund - Class A	7.99%	11.27%	9.18%	2.73%
The Arrow DWA Tactical Fund - Class A with load	1.82%	9.09%	7.91%	1.88%
The Arrow DWA Tactical Fund - Class C	7.25%	10.42%	8.35%	1.96%
The Arrow DWA Tactical Fund - Institutional Class Shares	8.28%	11.55%	N/A	10.36%
S&P 500 Total Return Index	11.21%	17.58%	16.24%	8.17%
Barclays Capital Aggregate Bond Index	2.82%	1.60%	3.27%	4.57%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.86% for Class A shares, 2.61% for Class C shares and 1.62% for the Institutional Class shares per the November 5, 2014 prospectus. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is May 30, 2008 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. The Barclays Capital Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	90.1%
Money Market Fund	9.2%
Other, Cash & Cash Equivalents	0.7%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

Arrow Alternative Solutions Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2015

The Fund’s performance figures* for the periods ended July 31, 2015, as compared to its benchmark:

				Since Inception** -
	One Year	Three Year	Five Year	July 31, 2015
The Arrow Alternative Solutions Fund - Class A	4.03%	0.24%	0.63%	(1.76)%
The Arrow Alternative Solutions Fund - Class A with load	(1.91)%	(1.72)%	(0.56)%	(2.51)%
The Arrow Alternative Solutions Fund - Class C	3.22%	(0.51)%	(0.14)%	(2.48)%
The Arrow Alternative Solutions Fund - Institutional Class Shares	4.41%	0.49%	N/A	(0.07)%
S&P 500 Total Return Index	11.21%	17.58%	16.24%	6.31%
Barclays Capital Aggregate Bond Index	2.82%	1.60%	3.27%	4.66%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.81% for Class A shares, 2.56% for Class C shares and 1.56% for the Institutional Class shares per the November 5, 2014 prospectus. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is October 31, 2007 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Barclays Capital Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury	82.0%
Money Market Fund	14.9%
Other, Cash & Cash Equivalents	3.1%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

Arrow Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2015

The Fund’s performance figures* for the periods ended July 31, 2015, as compared to its benchmark:

				Since Inception** -
	One Year	Three Year	Five Year	July 31, 2015
The Arrow Managed Futures Strategy Fund - Class A	13.43%	1.31%	(0.47)%	(1.32)%
The Arrow Managed Futures Strategy Fund - Class A with load	6.92%	(0.68)%	(1.64)%	(2.43)%
The Arrow Managed Futures Strategy Fund - Class C	12.53%	0.54%	(1.26)%	(2.06)%
The Arrow Managed Futures Strategy Fund - Institutional Class Shares	13.70%	1.61%	N/A	0.19%
S&P 500 Total Return Index	11.21%	17.58%	16.24%	13.90%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.22% for Class A shares, 2.97% for Class C shares and 1.97% for the Institutional Class shares per the November 5, 2014 prospectus. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is April 30, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury	76.7%
Money Market Fund	10.3%
Other / Cash & Cash Equivalents	13.0%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

Arrow Commodity Strategy Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2015

The Fund’s performance figures* for the periods ended July 31, 2015, as compared to its benchmark:

			Since Inception** -
	One Year	Three Year	July 31, 2015
The Arrow Commodity Strategy Fund - Class A	(29.58)%	(13.37)%	(10.11)%
The Arrow Commodity Strategy Fund - Class A with load	(33.65)%	(15.06)%	(11.26)%
The Arrow Commodity Strategy Fund - Class C	(30.21)%	(14.03)%	(10.77)%
The Arrow Commodity Strategy Fund - Institutional Class Shares	(29.47)%	(13.11)%	(13.52)%
S&P 500 Total Return Index	11.21%	17.58%	14.27%
Longview Extended Commodity Index	(27.81)%	(30.67)%	(8.01)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expenses are 2.45% for Class A shares, 3.20% for Class C shares, and 2.20% for Institutional Class shares per the November 5, 2014 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.07%, 2.82%, and 1.82%, respectively. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is December 31, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

Longview Extended Commodity Index (LEX): A fundamentally constructed index for measuring the performance of the commodity markets.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury	83.6%
Money Market Fund	3.4%
Exchange Traded Note - Commodity	0.9%
Other / Cash & Cash Equivalents	12.1%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2015

Shares		Value
	COMMON STOCKS - 21.4%
	AIRLINES - 0.8%
15,265	American Airlines Group, Inc.	$612,126
13,961	Delta Air Lines, Inc.	619,031
17,014	Southwest Airlines Co.	615,907
		1,847,064
	APPAREL - 0.8%
16,035	Nike, Inc.	1,847,553

	AUTO PARTS & EQUIPMENT- 0.8%
61,998	Goodyear Tire & Rubber Co.	1,868,000

	BANKS - 0.4%
2,176	Goldman Sachs Group, Inc.	446,232
11,792	Morgan Stanley	458,001
		904,233
	BEVERAGES - 0.8%
8,637	Brown-Forman Corp.	936,337
7,812	Constellation Brands, Inc. *	937,596
		1,873,933
	BIOTECHNOLOGY - 0.7%
1,157	Alexion Pharmaceuticals, Inc. *	228,438
1,343	Amgen, Inc.	237,160
702	Biogen, Inc. *	223,784
1,748	Celgene Corp. *	229,425
1,957	Gilead Sciences, Inc. *	230,652
421	Regeneron Pharmaceuticals, Inc. *	233,091
1,702	Vertex Pharmaceuticals, Inc. *	229,770
		1,612,320
	BUILDING MATERIALS - 0.4%
34,927	Masco Corp.	921,724

	CHEMICALS - 0.8%
3,222	Ecolab, Inc.	373,140
3,193	International Flavors & Fragrances, Inc.	369,079
3,399	PPG Industries, Inc.	368,384
1,278	Sherwin-Williams Co.	354,977
2,644	Sigma-Aldrich Corp.	369,129
		1,834,709
	COMMERCIAL SERVICES - 1.4%
1,970	Automatic Data Processing, Inc.	157,147
1,562	MasterCard, Inc.	152,139
3,595	McGraw Hill Financial, Inc.	365,791
3,307	Moody’s Corp.	365,192
3,956	PayPal Holdings, Inc. *	153,097
34,233	Robert Half International, Inc.	1,883,842
3,323	Total System Services, Inc.	153,589
8,080	Western Union Co.	163,539
		3,394,336

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2015

Shares		Value
	COMPUTERS - 0.8%
2,153	Apple, Inc.	$261,159
2,450	Computer Sciences Corp.	160,303
9,837	EMC Corp.	264,517
8,614	Hewlett-Packard Co.	262,899
8,345	NetApp, Inc.	259,947
4,289	SanDisk Corp.	258,584
5,136	Seagate Technology PLC	259,882
3,048	Western Digital Corp.	262,311
		1,989,602
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
591	Alliance Data Systems Corp. *	162,549
13,101	Charles Schwab Corp.	456,963
3,850	CME Group, Inc.	369,754
16,097	E*TRADE Financial Corp. *	457,477
1,625	Intercontinental Exchange, Inc.	370,565
7,256	NASDAQ OMX Group, Inc.	370,274
2,012	Visa, Inc.	151,584
		2,339,166
	ELECTRONICS - 0.4%
14,590	Allegion PLC	922,380

	FOOD - 0.8%
23,643	Kroger Co.	927,751
25,556	Whole Foods Market, Inc.	930,238
		1,857,989
	HEALTHCARE - PRODUCTS - 0.3%
2,600	Henry Schein, Inc. *	384,748
7,411	Patterson Cos, Inc.	371,736
		756,484
	HEALTHCARE - SERVICES - 1.6%
3,231	Aetna, Inc.	365,006
2,381	Anthem, Inc.	367,317
2,563	Cigna Corp.	369,226
6,648	HCA Holdings, Inc. *	618,330
2,008	Humana, Inc.	365,637
10,855	Tenet Healthcare Corp. *	611,137
3,077	UnitedHealth Group, Inc.	373,548
4,262	Universal Health Services, Inc.	618,970
		3,689,171
	HOME FURNISHINGS - 0.8%
10,399	Whirlpool Corp.	1,848,214

	HOUSEWARES - 0.8%
43,087	Newell Rubbermaid, Inc.	1,864,805

	INTERNET - 0.8%
684	Amazon.com, Inc. *	366,727
3,128	Expedia, Inc.	379,864
3,286	Netflix, Inc. *	375,623
295	Priceline Group, Inc. *	366,853

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2015

Shares			Value
		INTERNET (continued) - 0.8%
4,717		TripAdvisor, Inc. *	$374,435
			1,863,502
		MEDIA - 1.6%
21,915		Cablevision Systems Corp.	618,441
9,857		Comcast Corp.	615,175
3,221		Time Warner Cable, Inc.	612,022
5,221		Time Warner, Inc.	459,657
13,544		Twenty-First Century Fox, Inc.	467,133
8,176		Viacom, Inc.	466,032
3,841		Walt Disney Co.	460,920
			3,699,380
		OFFICE & BUSINESS EQUIPMENT- 0.1%
14,269		Xerox Corp.	157,244

		PHARMACEUTICALS - 0.5%
3,530		AmerisourceBergen Corp.	373,297
7,178		Baxalta, Inc. *	235,654
4,426		Cardinal Health,Inc.	376,121
1,643		McKesson Corp.	362,397
			1,347,469
		REAL ESTATE - 0.8%
49,059		CBRE Group, Inc. *	1,862,770

		RETAIL - 2.4%
2,137		Advance Auto Parts, Inc.	372,287
5,967		AutoNation, Inc. *	371,983
531		AutoZone, Inc. *	372,199
5,764		CarMax, Inc. *	371,836
8,164		CVS Health Corp.	918,205
7,917		Home Depot, Inc.	926,527
13,373		Lowe’s Cos, Inc.	927,551
1,549		O’Reilly Automotive, Inc. *	372,240
9,551		Walgreens Boots Alliance, Inc.	922,913
			5,555,741
		SOFTWARE - 1.0%
25,507		Electronic Arts, Inc. *	1,825,026
2,334		Fidelity National Information Services, Inc.	152,714
1,755		Fiserv, Inc. *	152,439
3,389		Paychex, Inc.	157,250
			2,287,429
		TELECOMMUNICATIONS - 0.0%
0	**	AT&T, Inc.	16

		TRANSPORTATION - 0.8%
10,920		JB Hunt Transport Services Inc	918,590
10,026		Ryder System, Inc.	907,554
			1,826,144

		TOTAL COMMON STOCKS (Cost $48,211,319)	49,971,378

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 72.1%
	DEBT FUNDS - 25.6%
280,957	iShares 7-10 Year Treasury Bond ETF	$29,905,063
371,323	Vanguard Short-Term Bond ETF	29,787,531
		59,692,594
	EQUITY FUNDS - 27.4%
162,013	iShares Cohen & Steers REIT ETF	15,438,219
220,422	Vanguard Growth ETF	24,367,652
222,240	Vanguard Mid-Cap Growth ETF	24,028,589
		63,834,460
	FOREIGN INDEX FUNDS - 19.1%
198,138	iShares China Large-Cap ETF	8,020,626
521,468	iShares MSCI Belgium Capped ETF +	9,381,209
401,562	iShares MSCI Hong Kong ETF	8,926,723
719,336	iShares MSCI Japan ETF	9,301,014
595,916	iShares MSCI Taiwan ETF	8,765,924
		44,395,496

	TOTAL EXCHANGE TRADED FUNDS (Cost $155,329,443)	167,922,550

	SHORT-TERM INVESTMENTS - 6.2%
	MONEY MARKET FUNDS - 6.2%
14,099,167	Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class	14,099,167
	to yield 0.15% ^
233,233	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	233,233
	to yield 0.11% ^ ++
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,332,400)	14,332,400

	TOTAL INVESTMENTS - 99.7% (Cost $217,873,162) (a)	$232,226,328
	OTHER ASSETS LESS LIABILITIES - 0.3%	607,678
	NET ASSETS - 100.0%	$232,834,006

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $218,016,485 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$16,384,863
Unrealized Depreciation:	(2,175,020)
Net Unrealized Appreciation:	$14,209,843

*	Non-Income producing security.

^	Money market fund; interest rate reflects seven-day effective yield on July 31, 2015.

**	Less then 1 share

+	Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

++	All or a portion of this investment is a holding of the ADWAB Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July, 2015

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
138	Dollar Index Future	Sep-15	$13,446,582	$299,756
	Net Unrealized Gain from Open Futures Contracts			$299,756

++	All or a portion of these contracts are holdings of the ADWAB Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 90.1%
	EQUITY FUNDS - 90.1%
298,324	Consumer Discretionary Select Sector SPDR	$23,931,551
479,165	First Trust Large Cap Core AlphaDEX Fund	22,036,798
434,245	First Trust Mid Cap Core AlphaDEX Fund	22,988,930
495,606	Health Care Select Sector SPDR Fund	37,958,464
1,754,571	iShares MSCI Japan ETF	22,686,603
601,212	Technology Select Sector SPDR Fund	25,599,607
226,121	Vanguard Growth ETF	24,997,677
216,949	Vanguard Mid-Cap Growth ETF	23,456,526
170,929	Vanguard Small-Cap Growth ETF	23,060,031
	TOTAL EXCHANGE TRADED FUNDS (Cost $199,889,196)	226,716,187

	SHORT-TERM INVESTMENT - 9.2%
	MONEY MARKET FUND - 9.2%
23,205,741	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	23,205,741
	to yield 0.11%* + (Cost $23,205,741)

	TOTAL INVESTMENTS - 99.3% (Cost $223,094,937) (a)	$249,921,928
	OTHER ASSETS LESS LIABILITIES - 0.7%	1,873,946
	NET ASSETS - 100.0%	$251,795,874

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $223,122,254 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$27,791,219
Unrealized Depreciation	(991,545)
Net Unrealized Appreciation:	$26,799,674

*	Money market fund; interest rate reflects seven-day effective yield on July 31, 2015.

+	All or a portion of this investment is a holding of the ADWAT Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2015

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
237	Dollar Index Future	Sep-15	$23,093,043	$516,265
	Net Unrealized Gain from Open Long Futures Contracts			$516,265

++	All or a portion of this investment is a holding of the ADWAT Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 96.9%
	MONEY MARKET FUND - 14.9%
7,590	Fidelity Institutional Money Market Fund - Money Market Portfolio - Select Class	$7,590
	to yield 0.06% * ++
4,528,251	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	4,528,251
	to yield 0.11% *
		4,535,841
Principal ($)
	U.S. TREASURY - 82.0% **
15,000,000	United States Treasury Bill, due 8/6/2015, 0.015%	14,999,937
5,000,000	United States Treasury Bill, due 9/10/2015, 0.050%	5,000,000
5,000,000	United States Treasury Bill, due 11/12/2015, 0.125%	4,999,900
		24,999,837

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,535,678)	29,535,678

	TOTAL INVESTMENTS - 96.9% (Cost $29,535,678) (a)	$29,535,678
	OTHER ASSETS LESS LIABILITIES - 3.1%	929,198
	NET ASSETS - 100.0%	$30,464,876

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,535,678 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	—
Net Unrealized Appreciation	$—

*	Money market fund; interest rate reflects seven-day effective yield on July 31, 2015.

**	Interest rate represents discount rate at time of purchase.

++	All or a portion of this investment is a holding of the Northern Lights SPC.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July, 2015

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
42	US Ultra Bond	Sep-15	$6,700,302	$39,377
	Net Unrealized Gain from Long Futures Contracts			$39,377

Unrealized
Appreciation/
Depreciation
CREDIT DEFAULT SWAP CONTRACTS ^

June 2020, Exchange Traded Credit Default Swap to Sell Protection (1) - CXP.NA.HY.24 Maturity 6/20/20 -Counterparty Goldman Sachs, to receive fixed interest of 5% (Notional Amount $8,000,000)(3)
28,472 (2)
Unrealized Appreciation from Credit Default Swap Contracts	$28,472

LONG INDEX SWAP CONTRACTS ++ ^

Proprietary Index July 2017, Long Custom Managed Futures Index Swap- Deutsche Bank AG, to receive the appreciation of the index vs the depreciation of the index plus 1% per annum, Federal Fund rate plus 30bps (Notional Amount $328,025)

Unrealized Depreciation from Long Index Swap Contracts	$(230,856)

Net Unrealized Depreciation on Swap Contracts	$(202,384)

++	All or a portion of this investment is a holding of the Northern Lights SPC.

^	All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2)	Consists of premium paid of $507,980 and current asset value of $536,452. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 87.0%
	MONEY MARKET FUND - 10.3%
403,191	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	$403,191
	to yield 0.11% ** ++

Principal ($)
	U.S. TREASURY - 76.7%
3,000,000	United States Treasury Bills due 9/10/2015, 0.050% *	3,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,403,191)	3,403,191

	TOTAL INVESTMENTS - 87.0% (Cost $3,403,191) (a)	$3,403,191
	OTHER ASSETS LESS LIABILITIES - 13.0%	508,883
	NET ASSETS - 100.0%	$3,912,074

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,403,191 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	—
Net Unrealized Appreciation	$—

*	Interest rate represents discount rate at time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2015.

++	All or a portion of this investment is a holding of the Arrow MFS Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2015

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
2	Cocoa ++	Mar-16	$64,520	$30
2	Cotton ++	Mar-16	64,200	70
	Net Unrealized Gain from Open Long Futures Contracts			$100

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(1)	Australian Dollar Future	Mar-16	(72,130)	$(90)
(1)	Canadian Dollar	Mar-16	(76,330)	(80)
(1)	Coffee ++	Mar-16	(49,500)	(75)
(2)	Copper Future ++	Mar-16	(119,400)	(50)
(7)	Corn Future ++	Dec-15	(133,438)	—
(2)	Gold ++	Apr-16	(219,460)	(110)
(2)	Japanese Yen Future	Mar-16	(202,488)	(419)
(1)	Live Cattle ++	Apr-16	(58,660)	(10)
(5)	Lumber Future ++	Sep-15	(138,655)	15,376
(15)	Natural Gas Future ++	Oct-15	(412,350)	7,753
(1)	Platinum Future ++	Apr-16	(49,375)	(165)
(1)	Silver ++	Mar-16	(74,195)	(155)
(17)	World Sugar #11 ++	Mar-16	(236,096)	(22)
	Net Unrealized Gain from Open Short Futures Contracts			$21,953

	Net Unrealized Gain from Open Futures Contracts			$22,053

++	All or a portion of these contracts are holdings of the Arrow MFS Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2015

Shares		Value
	EXCHANGE TRADED NOTE - 0.9%
	COMMODITY - 0.9%
1,700	iPath Bloomberg Commodity Index Total Return ETN * (Cost $47,769)	$43,588

Principal ($)
	SHORT-TERM INVESTMENTS - 87.0%
	U.S. TREASURY - 83.6%
4,200,000	United States Treasury Bills due 9/10/2015, 0.11% **	4,200,000

Shares
	MONEY MARKET FUND - 3.4%
171,966	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	171,966
	to yield 0.11% *** ++

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,371,966)	4,371,966

	TOTAL INVESTMENTS - 87.9% (Cost $4,419,735) (a)	$4,415,554
	OTHER ASSETS LESS LIABILITIES - 12.1%	606,678
	NET ASSETS - 100.0%	$5,022,232

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,419,779 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(4,225)
Net Unrealized Depreciation:	$(4,225)

*	Non-Income producing security.

**	Interest rate represents discount rate at time of purchase.

++	All or a portion of this investment is a holding of the ACT Fund Limited.

***	Money market fund; interest rate reflects seven-day effective yield on July 31, 2015

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2015

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
7	Cocoa	Dec-15	$225,470	$10,540
6	Coffee	Dec-15	289,125	(188,156)
7	Copper Future	Dec-15	415,888	(133,575)
7	Corn	Dec-15	133,438	(6,512)
7	Cotton	Dec-15	224,735	(16,268)
7	Crude Oil	Dec-15	342,440	(288,730)
7	Gasoline RBOB	Dec-15	432,621	(31,819)
6	Gold	Dec-15	657,060	(107,020)
7	Lean Hogs	Dec-15	169,260	(19,973)
6	Live Cattle	Dec-15	353,880	6,757
6	Natural Gas Future	Mar-16	186,480	(60,080)
6	NY Harbor ULSD Future	Dec-15	414,490	(57,915)
7	Silver	Dec-15	517,720	(126,443)
6	Soybean Future	Nov-15	282,075	(27,800)
7	Wheat Future	Dec-15	176,663	(37,013)
7	World Sugar # 11	Mar-16	97,216	(53,956)
	Net Unrealized Loss from Open Futures Contracts			$(1,137,963)

++	All or a portion of these contracts are holdings of the ACT Fund Limited.

^	All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2015

			Arrow	Arrow Managed	Arrow
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Commodity
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Strategy Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$208,880,155	$223,094,937	$29,535,678	$3,403,191	$4,419,735
Affiliated companies, At cost	8,993,007	—	—	—	—
Investments, At cost	$217,873,162	$223,094,937	$29,535,678	$3,403,191	$4,419,735
Unaffiliated companies, At value	$222,845,119	$249,921,928	$29,535,678	$3,403,191	$4,415,554
Affiliated companies, At value	9,381,209	—	—	—	—
Investments, At value	$232,226,328	$249,921,928	$29,535,678	$3,403,191	$4,415,554
Cash	—	—	5,566	14,663	—
Deposits with broker	1,145,244	1,210,120	603,112	484,645	1,718,471
Receivable for Fund shares sold	34,124	718,301	7,535	63	111
Dividends and interest receivable	34,240	802	181	13	15
Receivable for securities sold	6,574,439	—	—	—	—
Due from advisor	—	—	—	—	23,122
Variation margin - due from broker	299,756	516,265	39,377	22,053	—
Swap Premiums Paid	—	—	507,980	—	—
Prepaid expenses and other assets	47,735	57,161	28,283	37,508	33,619
TOTAL ASSETS	240,361,866	252,424,577	30,727,712	3,962,136	6,190,892

LIABILITIES
Payable for investments purchased	6,682,019	—	—	—	—
Payable for Fund shares repurchased	427,310	214,236	349	16,375	—
Investment advisory fees payable	198,440	213,405	12,991	2,757	—
Variation margin - due to broker	—	—	—	—	1,137,963
Distribution (12b-1) fees payable	100,969	71,394	1,574	690	885
Accrued expenses and other liabilities	114,194	125,491	45,137	29,758	29,571
Fees payable to other affiliates	4,928	4,177	401	482	241
Unrealized depreciation on swap contracts	—	—	202,384	—	—
TOTAL LIABILITIES	7,527,860	628,703	262,836	50,062	1,168,660
NET ASSETS	$232,834,006	$251,795,874	$30,464,876	$3,912,074	$5,022,232

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$209,286,805	$222,371,737	$35,197,436	$28,101,328	$10,947,895
Accumulated net investment income (loss)	(1,015,253)	215	(226,017)	(329,796)	(547,061)
Accumulated net realized gain (loss) from security transactions, futures contracts, purchased options and swaps	9,909,532	2,080,666	(4,343,536)	(23,881,511)	(4,236,458)
Net unrealized appreciation (depreciation) of investments, foreign currency translations, futures contracts and swaps	14,652,922	27,343,256	(163,007)	22,053	(1,142,144)
NET ASSETS	$232,834,006	$251,795,874	$30,464,876	$3,912,074	$5,022,232

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2015

				Arrow	Arrow
			Arrow	Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$96,647,875	$74,536,720	$7,953,845	$1,718,252	$1,357,773
Shares of beneficial interest outstanding	7,109,416	6,767,548	971,466	188,508	237,448
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$13.59	$11.01	$8.19	$9.12	$5.72
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$14.42	$11.68	$8.69	$9.68	$6.07

Class C Shares:
Net Assets	$101,044,397	$69,749,130	$1,381,825	$1,034,875	$106,787
Shares of beneficial interest outstanding	7,753,852	6,610,307	175,165	117,640	19,238
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share (a)	$13.03	$10.55	$7.89	$8.80	$5.55

Institutional Class Shares:
Net Assets	$35,141,734	$107,510,024	$21,129,206	$1,158,947	$3,557,672
Shares of beneficial interest outstanding	2,571,954	9,742,954	2,562,668	125,904	621,899
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share (a)	$13.66	$11.03	$8.25	$9.21	$5.72

(a)	For each of the Funds, except Arrow Solutions Fund, redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2015

					Arrow
			Arrow	Arrow Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$4,208,761	$4,331,885	$343,799	$—	$—
Dividends from affiliated companies	152,958	—	—	—	—
Interest	6,701	6,897	212,943	1,330	811
TOTAL INVESTMENT INCOME	4,368,420	4,338,782	556,742	1,330	811
EXPENSES
Investment advisory fees	2,603,202	2,457,564	182,040	68,856	58,511
Distribution (12b-1) fees, Class C	1,098,726	658,822	13,951	10,816	1,788
Distribution (12b-1) fees, Class A	270,561	194,851	19,232	5,765	8,182
Administrative services fees	147,717	140,753	16,477	5,315	6,729
Non 12b-1 shareholder servicing	134,398	172,950	4,818	1,689	4,564
Transfer agent fees	101,624	100,190	15,389	7,329	6,412
Accounting services fees	73,324	68,876	7,032	2,427	2,025
Registration fees	59,099	51,463	44,895	47,747	49,863
Professional fees	51,268	45,062	32,578	23,679	22,877
Printing and postage expenses	44,419	52,993	5,529	775	2,584
Custodian fees	32,120	28,180	9,932	8,062	6,064
Compliance officer fees	15,465	16,814	1,726	863	582
Trustees’ fees and expenses	8,526	10,324	15,125	14,763	15,244
Insurance expense	7,743	7,501	512	465	173
Interest expense	2,310	845	—	—	—
Other expenses	1,547	1,548	4,047	1,553	1,142
TOTAL EXPENSES	4,652,049	4,008,736	373,283	200,104	186,740
Less: Fees waived	—	—	(5,098)	—	(49,249)
NET EXPENSES	4,652,049	4,008,736	368,185	200,104	137,491
NET INVESTMENT INCOME (LOSS)	(283,629)	330,046	188,557	(198,774)	(136,680)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Security transactions, unaffiliated companies	17,997,796	8,984,895	(1,667,540)	(38)	(31,176)
Security transactions, affiliated companies	2,251,422	—	—	—	—
Gain distributions from underlying investment companies	44,637	—	—	—	—
Futures contracts	718,070	(1,026,127)	1,475,138	1,112,837	(1,417,292)
Swap contracts	—	—	618,514	—	—
	21,011,925	7,958,768	426,112	1,112,799	(1,448,468)
Net change in unrealized appreciation (depreciation) of:
Securities and foreign currency translations,
Securities, unaffiliated companies	(6,835,220)	9,265,539	183,901	—	7,337
Securities, affiliated companies	(1,963,892)	—	—	—
Futures contracts	299,756	516,265	39,377	17,557	(1,134,342)
Swap contracts	—	—	30,393	—	—
Foreign currency translations	—	—	(2,320)	—	—
	(8,499,356)	9,781,804	251,351	17,557	(1,127,005)
NET REALIZED AND UNREALIZED GAIN (LOSS)	12,512,569	17,740,572	677,463	1,130,356	(2,575,473)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,228,940	$18,070,618	$866,020	$931,582	$(2,712,153)

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
FROM OPERATIONS
Net investment income (loss)	$(283,629)	$663,861
Net realized gain from securities and futures transactions	21,011,925	29,459,397
Net change in unrealized depreciation of securities and futures contracts	(8,499,356)	(12,323,792)
Net increase in net assets resulting from operations	12,228,940	17,799,466

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(652,694)	—
Class C	—	—
Institutional Class	(247,466)	—
From net realized gains:
Class A	(12,275,540)	—
Class C	(12,751,447)	—
Institutional Class	(4,972,918)	—
Net decrease in net assets from distributions to shareholders	(30,900,065)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,433,250	25,534,538
Class C	5,488,578	10,325,640
Institutional Class	16,219,691	28,308,590
Net asset value of shares issued in reinvestment of distributions:
Class A	11,062,141	—
Class C	11,243,026	—
Institutional Class	4,046,721	—
Redemption fee proceeds:
Class A	339	1,582
Class C	348	1,249
Institutional Class	131	188
Payments for shares redeemed:
Class A	(40,025,646)	(54,383,626)
Class C	(22,564,542)	(20,014,368)
Institutional Class	(26,017,758)	(10,878,865)
Net decrease in net assets from shares of beneficial interest	(34,113,721)	(21,105,072)
TOTAL DECREASE IN NET ASSETS	(52,784,846)	(3,305,606)

NET ASSETS
Beginning of Year	285,618,852	288,924,458
End of Year *	$232,834,006	$285,618,852
* Includes accumulated net investment income (loss) of:	$(1,015,253)	$172,403

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014

SHARE ACTIVITY - Class A
Shares Sold	459,828	1,771,813
Shares Reinvested	827,385	—
Shares Redeemed	(2,826,064)	(3,751,861)
Net decrease in shares of beneficial interest outstanding	(1,538,851)	(1,980,048)
SHARE ACTIVITY - Class C
Shares Sold	406,519	743,170
Shares Reinvested	872,906	—
Shares Redeemed	(1,675,443)	(1,435,555)
Net decrease in shares of beneficial interest outstanding	(396,018)	(692,385)

SHARE ACTIVITY - Institutional Class
Shares Sold	1,132,181	1,926,864
Shares Reinvested	301,544	—
Shares Redeemed	(1,840,368)	(744,581)
Net increase (decrease) in shares of beneficial interest outstanding	(406,643)	1,182,283

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
FROM OPERATIONS
Net investment income	$330,046	$280,663
Net realized gain from security and futures transactions	7,958,768	25,322,916
Net change in unrealized appreciation (depreciation) of securities	9,781,804	(9,478,402)
Net increase in net assets resulting from operations	18,070,618	16,125,177

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	(124,782)	—
From net realized gains:
Class A	(348,963)	—
Class C	(156,060)	—
Institutional Class	(601,712)	—
Net decrease in net assets from distributions to shareholders	(1,231,517)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	19,626,399	47,050,755
Class C	16,414,772	18,876,333
Institutional Class	50,664,946	63,256,899
Net asset value of shares issued in reinvestment of distributions:
Class A	312,455	—
Class C	143,818	—
Institutional Class	632,499	—
Redemption fee proceeds:
Class A	777	3,443
Class C	654	2,014
Institutional Class	1,025	2,167
Payments for shares redeemed:
Class A	(31,249,492)	(63,070,877)
Class C	(10,883,485)	(9,795,459)
Institutional Class	(41,503,156)	(17,366,529)
Net increase in net assets from shares of beneficial interest	4,161,212	38,958,746

TOTAL INCREASE IN NET ASSETS	21,000,313	55,083,923

NET ASSETS
Beginning of Year	230,795,561	175,711,638
End of Year *	$251,795,874	$230,795,561
* Includes accumulated net investment income (loss) of:	$215	$(205,049)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
SHARE ACTIVITY - Class A
Shares Sold	1,804,419	4,707,676
Shares Reinvested	28,200	—
Shares Redeemed	(2,904,665)	(6,214,353)
Net decrease in shares of beneficial interest outstanding	(1,072,046)	(1,506,677)
SHARE ACTIVITY - Class C
Shares Sold	1,562,720	1,942,272
Shares Reinvested	13,491	—
Shares Redeemed	(1,041,700)	(1,002,521)
Net increase in shares of beneficial interest outstanding	534,511	939,751

SHARE ACTIVITY - Institutional Class
Shares Sold	4,674,816	6,184,803
Shares Reinvested	57,033	—
Shares Redeemed	(3,818,836)	(1,732,897)
Net increase in shares of beneficial interest outstanding	913,013	4,451,906

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
FROM OPERATIONS
Net investment income	$188,557	$30,103
Net realized gain from security transactions, futures contracts, swap contracts, and purchased options	426,112	171,850
Net change in unrealized appreciation (depreciation) of securities, foreign currency translations, futures contracts, swap contracts, and purchased options	251,351	(433,091)
Net increase (decrease) in net assets resulting from operations	866,020	(231,138)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(56,058)	—
Class C	(4,700)	—
Institutional Class	(137,175)	—
Net decrease in net assets from distributions to shareholders	(197,933)	—
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,622,507	4,245,963
Class C	242,523	594,596
Institutional Class	15,310,438	15,452,399
Net asset value of shares issued in reinvestment of distributions:
Class A	41,226	—
Class C	4,145	—
Class I	68,963	—
Redemption fee proceeds:
Class A	—	210
Class C	—	48
Institutional Class	—	23
Payments for shares redeemed:
Class A	(5,651,786)	(2,648,250)
Class C	(279,777)	(570,187)
Institutional Class	(8,701,748)	(2,118,324)
Net increase in net assets from shares of beneficial interest	6,656,491	14,956,478

TOTAL INCREASE IN NET ASSETS	7,324,578	14,725,340

NET ASSETS
Beginning of Year	23,140,298	8,414,958
End of Year *	$30,464,876	$23,140,298
* Includes accumulated net investment loss of:	$(226,017)	$(30,103)

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
SHARE ACTIVITY - Class A
Shares Sold	691,320	536,611
Shares Reinvested	5,075	—
Shares Redeemed	(700,781)	(331,539)
Net increase (decrease) in shares of beneficial interest outstanding	(4,386)	205,072
SHARE ACTIVITY - Class C
Shares Sold	31,154	77,052
Shares Reinvested	530	—
Shares Redeemed	(35,952)	(73,451)
Net increase (decrease) in shares of beneficial interest outstanding	(4,268)	3,601

SHARE ACTIVITY - Institutional Class
Shares Sold	1,867,868	1,929,962
Shares Reinvested	8,433	—
Shares Redeemed	(1,072,834)	(265,050)
Net increase in shares of beneficial interest outstanding	803,467	1,664,912

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
FROM OPERATIONS
Net investment loss	$(198,774)	$(347,512)
Net realized gain (loss) from security transactions, futures contracts and swap contracts	1,112,799	(1,195,656)
Net change in unrealized appreciation of securities, future contracts and swap contracts	17,557	396,825
Net increase (decrease) in net assets resulting from operations	931,582	(1,146,343)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,190,257	11,017,088
Class C	33,037	69,357
Institutional Class	2,514,397	10,950,002
Redemption fee proceeds:
Class A	28	921
Class C	12	214
Institutional Class	31	180
Payments for shares redeemed:
Class A	(3,996,569)	(29,499,999)
Class C	(367,441)	(1,515,439)
Institutional Class	(10,420,682)	(9,753,663)
Net decrease in net assets from shares of beneficial interest	(11,046,930)	(18,731,339)

TOTAL DECREASE IN NET ASSETS	(10,115,348)	(19,877,682)

NET ASSETS
Beginning of Year	14,027,422	33,905,104
End of Year *	$3,912,074	$14,027,422
* Includes accumulated net investment loss of:	$(329,796)	$(131,022)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
SHARE ACTIVITY - Class A
Shares Sold	132,190	1,322,599
Shares Redeemed	(481,797)	(3,548,605)
Net decrease in shares of beneficial interest outstanding	(349,607)	(2,226,006)
SHARE ACTIVITY - Class C
Shares Sold	3,892	8,602
Shares Redeemed	(45,087)	(185,101)
Net decrease in shares of beneficial interest outstanding	(41,195)	(176,499)

SHARE ACTIVITY - Institutional Class
Shares Sold	309,035	1,320,006
Shares Redeemed	(1,227,257)	(1,160,435)
Net increase (decrease) in shares of beneficial interest outstanding	(918,222)	159,571

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
FROM OPERATIONS
Net investment loss	$(136,680)	$(187,884)
Net realized loss from security transactions and futures contracts	(1,448,468)	(311,170)
Net change in unrealized appreciation (depreciation) of securities and futures contracts	(1,127,005)	795,194
Net increase (decrease) in net assets resulting from operations	(2,712,153)	296,140

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(59,806)	—
Class C	(4,932)	—
Institutional Class	(130,366)	—
Net decrease in net assets from distributions to shareholders	(195,104)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	674,458	6,741,487
Class C	42,333	99,068
Institutional Class	4,891,578	444,941
Net asset value of shares issued in reinvestment of distributions:
Class A	57,569	—
Class C	4,262	—
Institutional Class	129,290	—
Redemption fee proceeds:
Class A	43	486
Class C	2	13
Institutional Class	37	11
Payments for shares redeemed:
Class A	(7,944,270)	(3,884,918)
Class C	(108,889)	(163,365)
Institutional Class	(506,942)	(96,951)
Net increase (decrease) in net assets from shares of beneficial interest	(2,760,529)	3,140,772

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,667,786)	3,436,912

NET ASSETS
Beginning of Year	10,690,018	7,253,106
End of Year *	$5,022,232	$10,690,018
* Includes accumulated net investment loss of:	$(547,061)	$(291,512)

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
SHARE ACTIVITY - Class A
Shares Sold	93,862	818,769
Shares Reinvested	8,762	—
Shares Redeemed	(1,057,667)	(459,851)
Net increase (decrease) in shares of beneficial interest outstanding	(955,043)	358,918
SHARE ACTIVITY - Class C
Shares Sold	5,605	12,416
Shares Reinvested	665	—
Shares Redeemed	(17,082)	(20,291)
Net decrease in shares of beneficial interest outstanding	(10,812)	(7,875)

SHARE ACTIVITY - Institutional Class
Shares Sold	615,651	52,019
Shares Reinvested	19,679	—
Shares Redeemed	(75,364)	(11,765)
Net increase in shares of beneficial interest outstanding	559,966	40,254

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year		Year
	Ended	Ended	Ended	Ended		Ended
	July 31,	July 31,	July 31,	July 31,		July 31,
Class A Shares	2015	2014	2013	2012		2011
Net asset value, beginning of year	$14.65	$13.75	$12.31	$12.55		$10.96
Activity from investment operations:
Net investment income (1)	0.02	0.08	0.05	0.02		0.07
Net realized and unrealized gain (loss) on investments	0.67	0.82	1.39	(0.26)		1.57
Total from investment operations	0.69	0.90	1.44	(0.24)		1.64
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00		0.00
Less distributions from:
Net investment income	(0.09)	—	—	(0.00	) (3)	(0.05)
Net realized gains	(1.66)	—	—	—		—
Total distributions	(1.75)	—	—	(0.00	) (3)	(0.05)
Net asset value, end of year	$13.59	$14.65	$13.75	$12.31		$12.55
Total return (2)	4.89%	6.55%	11.70%	(1.89)%		15.02%
Net assets, end of year (000s)	$96,648	$126,734	$146,164	$174,565		$259,375
Ratio of expenses to average net assets (4)	1.51%	1.54%	1.55%	1.55%		1.54%
Ratio of net investment income to average net assets (4)(5)	0.17%	0.52%	0.39%	0.13%		0.63%
Portfolio Turnover Rate	100%	106%	72%	112%		59%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2015	2014	2013	2012	2011
Net asset value, beginning of year	$14.11	$13.34	$12.04	$12.36	$10.83
Activity from investment operations:
Net investment loss (1)	(0.08)	(0.04)	(0.04)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	0.64	0.81	1.34	(0.25)	1.55
Total from investment operations	0.56	0.77	1.30	(0.32)	1.53
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net realized gains	(1.64)	—	—	—	—
Total distributions	(1.64)	—	—	—	—
Net asset value, end of year (000s)	$13.03	$14.11	$13.34	$12.04	$12.36
Total return (2)	4.11%	5.77%	10.80%	(2.59)%	14.13%
Net assets, end of year	$101,044	$115,015	$117,992	$123,257	$133,306
Ratio of expenses to average net assets (4)	2.26%	2.29%	2.30%	2.30%	2.29%
Ratio of net investment loss to average net assets (4)(5)	(0.59)%	(0.26)%	(0.36)%	(0.62)%	(0.15)%
Portfolio Turnover Rate	100%	106%	72%	112%	59%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$14.73	$13.79	$12.32	$12.44
Activity from investment operations:
Net investment income (2)	0.06	0.10	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.66	0.84	1.38	(0.16)
Total from investment operations	0.72	0.94	1.47	(0.12)
Paid-in-capital from redemption fees (6)	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.08)	—	—	—
Net realized gains	(1.71)	—	—	—
Total distributions	(1.79)	—	—	—
Net asset value, end of period	$13.66	$14.73	$13.79	$12.32
Total return (3)	5.12%	6.82%	11.93%	(0.96	)% (5)
Net assets, end of period (000s)	$35,142	$43,870	$24,768	$20,202
Ratio of expenses to average net assets (7)	1.26%	1.29%	1.30%	1.30	% (4)
Ratio of net investment income to average net assets (7)(8)	0.42%	0.72%	0.67%	0.94	% (4)
Portfolio Turnover Rate	100%	106%	72%	112	% (5)

(1)	The Institutional Class shares of the Arrow DWA Balanced Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Amount represents less than $0.01 per share.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2015	2014	2013	2012	2011
Net asset value, beginning of year	$10.24	$9.39	$8.17	$9.62	$7.77
Activity from investment operations:
Net investment income (loss) (1)	0.03	0.03	0.08	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	0.79	0.82	1.29	(0.92)	1.87
Total from investment operations	0.82	0.85	1.37	(0.89)	1.85
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	—	(0.15)	—	—
Net realized gains	(0.05)	—	—	(0.56)	—
Total distributions	(0.05)	—	(0.15)	(0.56)	—
Net asset value, end of year	$11.01	$10.24	$9.39	$8.17	$9.62
Total return (2)	7.99%	9.05%	16.99%	(9.03)%	23.81%
Net assets, end of year (000s)	$74,537	$80,265	$87,783	$97,363	$193,402
Ratio of expenses to average net assets (4)	1.54%	1.56%	1.65%	1.62%	1.60%
Ratio of net investment income (loss) to average net assets (4)(5)	0.24%	0.27%	0.94%	0.41%	(0.20)%
Portfolio Turnover Rate	127%	123%	151%	262%	251%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2015	2014	2013	2012	2011
Net asset value, beginning of year	$9.86	$9.12	$7.94	$9.43	$7.68
Activity from investment operations:
Net investment income (loss) (1)	(0.05)	(0.05)	0.02	(0.03)	(0.08)
Net realized and unrealized gain (loss) on investments	0.77	0.79	1.24	(0.90)	1.83
Total from investment operations	0.72	0.74	1.26	(0.93)	1.75
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	—	(0.08)	—	—
Net realized gains	(0.03)	—	—	(0.56)	—
Total distributions	(0.03)	—	(0.08)	(0.56)	—
Net asset value, end of year	$10.55	$9.86	$9.12	$7.94	$9.43
Total return (2)	7.25%	8.11%	16.09%	(9.66)%	22.79%
Net assets, end of year (000s)	$69,749	$59,926	$46,823	$52,697	$58,022
Ratio of expenses to average net assets (4)	2.29%	2.31%	2.40%	2.37%	2.35%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.53)%	(0.50)%	0.25%	(0.33)%	(0.90)%
Portfolio Turnover Rate	127%	123%	151%	262%	251%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$10.26	$9.39	$8.18	$8.15
Activity from investment operations:
Net investment income (2)	0.05	0.05	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.80	0.82	1.30	(0.01)
Total from investment operations	0.85	0.87	1.39	0.03
Paid-in-capital from redemption fees	0.00 (8)	0.00 (8)	0.00 (8)	0.00
Less distributions from:
Net investment income	(0.01)	—	(0.18)	—
Net realized gains	(0.07)	—	—	—
Total distributions	(0.08)	—	(0.18)	—
Net asset value, end of period	$11.03	$10.26	$9.39	$8.18
Total return (3)	8.28%	9.26%	17.31%	0.37	% (5)
Net assets, end of period (000s)	$107,510	$90,604	$41,106	$26,922
Ratio of expenses to average net assets (6)	1.29%	1.32%	1.40%	1.37	% (4)
Ratio of net investment income to average net assets (6)(7)	0.48%	0.50%	1.10%	1.43	% (4)
Portfolio Turnover Rate	127%	123%	151%	262	% (5)

(1)	The Institutional Class shares of the Arrow DWA Tactical Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	July 31,	July 31,	July 31,		July 31,	July 31,
Class A Shares	2015	2014	2013		2012	2011
Net asset value, beginning of year	$7.93	$8.12	$8.19		$8.69	$8.14
Activity from investment operations:
Net investment income (loss) (1)	0.06	(0.01)	(0.00	) (4)	0.01	0.05
Net realized and unrealized gain (loss) on investments	0.26	(0.18)	(0.07)		(0.36)	0.50
Total from investment operations	0.32	(0.19)	(0.07)		(0.35)	0.55
Paid-in-capital from redemption fees	—	0.00 (4)	0.00	(4)	0.00 (4)	0.00 (4)
Less distributions from:
Net investment income	(0.06)	—	—		(0.15)	—
Total distributions	(0.06)	—	—		(0.15)	—
Net asset value, end of year	$8.19	$7.93	$8.12		$8.19	$8.69
Total return (2)	4.03%	(2.34)%	(0.85)%		(4.05)%	6.76%
Net assets, end of year (000s)	$7,954	$7,738	$6,257		$14,828	$33,195
Ratio of gross expenses to average net assets (3)(5)	1.65%	2.44%	2.03%		1.86%	1.75%
Ratio of net expenses to average net assets (5)	1.63%	2.44%	2.03%		1.86%	1.75%
Ratio of net investment income (loss) to average net assets (5)(6)	0.73%	(0.17)%	(0.02)%		0.16%	0.60%
Portfolio Turnover Rate	480%	800%	28%		25%	47%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	July 31,		July 31,	July 31,	July 31,	July 31,
Class C Shares	2015		2014	2013	2012	2011
Net asset value, beginning of year	$7.67		$7.91	$8.04	$8.49	$8.02
Activity from investment operations:
Net investment loss (1)	(0.00	) (4)	(0.09)	(0.06)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	0.25		(0.15)	(0.07)	(0.36)	0.49
Total from investment operations	0.25		(0.24)	(0.13)	(0.40)	0.47
Paid-in-capital from redemption fees	—		0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)
Less distributions from:
Net investment income	(0.03)		—	—	(0.05)	—
Total distributions	(0.03)		—	—	(0.05)	—
Net asset value, end of year	$7.89		$7.67	$7.91	$8.04	$8.49
Total return (2)	3.22%		(3.03)%	(1.62)%	(4.74)%	5.86%
Net assets, end of year (000s)	$1,382		$1,375	$1,390	$2,086	$3,026
Ratio of gross expenses to average net assets (3)(5)	2.40%		3.19%	2.78%	2.61%	2.52%
Ratio of net expenses to average net assets (5)	2.38%		3.19%	2.78%	2.61%	2.52%
Ratio of net investment loss to average net assets (5)(6)	(0.04)%		(1.17)%	(0.76)%	(0.43)%	(0.22)%
Portfolio Turnover Rate	480%		800%	28%	25%	47%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$7.97	$8.15	$8.20	$8.34
Activity from investment operations:
Net investment income (2)	0.07	0.11	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.28	(0.29)	(0.07)	(0.15)
Total from investment operations	0.35	(0.18)	(0.05)	(0.14)
Paid-in-capital from redemption fees	—	0.00 (6)	0.00 (6)	0.00	(6)
Less distributions from:
Net investment income	(0.07)	—	—	—
Total distributions	(0.07)	—	—	—
Net asset value, end of period	$8.25	$7.97	$8.15	$8.20
Total return (3)	4.41%	(2.21)%	(0.61)%	(1.68	)% (5)
Net assets, end of period (000s)	$21,129	$14,027	$768	$1,330
Ratio of gross expenses to average net assets (7)	1.40%	2.19%	1.76%	1.61	% (4)
Ratio of net expenses to average net assets (7)	1.38%	2.19%	1.76%	1.61	% (4)
Ratio of net investment income to average net assets (7)(8)	0.87%	1.36%	0.25%	0.51	% (4)
Portfolio Turnover Rate	480%	800%	28%	25	% (5)

(1)	The Institutional Class shares of the Arrow Alternative Solutions Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Amount represents less than $0.01 per share.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2015	2014	2013	2012	2011
Net asset value, beginning of year	$8.04	$8.52	$8.77	$10.40	$9.55
Activity from investment operations:
Net investment loss (1)	(0.21)	(0.18)	(0.13)	(0.14)	(0.18)
Net realized and unrealized gain (loss) on investments	1.29	(0.30)	(0.12)	(1.47)	1.24
Total from investment operations	1.08	(0.48)	(0.25)	(1.61)	1.06
Paid-in-capital from redemption fees (5)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	—	—	(0.02)	(0.21)
Total distributions	—	—	—	(0.02)	(0.21)
Net asset value, end of year	$9.12	$8.04	$8.52	$8.77	$10.40
Total return (2)	13.43%	(5.63)%	(2.85)%	(15.49)%	11.12%
Net assets, end of year (000s)	$1,718	$4,325	$23,539	$84,665	$94,597
Ratio of gross expenses to average net assets (3)	2.52%	2.16%	1.67%	1.50%	1.65%
Ratio of net expenses to average net assets	2.52%	2.16%	1.67%	1.50%	1.79	% (4)
Ratio of net investment loss to average net assets	(2.51)%	(2.12)%	(1.54)%	(1.44)%	(1.68)%
Portfolio Turnover Rate	0%	175%	70%	35%	66%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(5)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2015	2014	2013	2012	2011
Net asset value, beginning of year	$7.82	$8.36	$8.66	$10.33	$9.55
Activity from investment operations:
Net investment loss (1)	(0.27)	(0.24)	(0.18)	(0.18)	(0.26)
Net realized and unrealized gain (loss) on investments	1.25	(0.30)	(0.12)	(1.49)	1.23
Total from investment operations	0.98	(0.54)	(0.30)	(1.67)	0.97
Paid-in-capital from redemption fees (5)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	—	—	—	(0.19)
Total distributions	—	—	—	—	(0.19)
Net asset value, end of year	$8.80	$7.82	$8.36	$8.66	$10.33
Total return (2)	12.53%	(6.46)%	(3.46)%	(16.17)%	10.16%
Net assets, end of year (000s)	$1,035	$1,242	$2,802	$4,501	$3,526
Ratio of gross expenses to average net assets (3)	3.27%	2.91%	2.42%	2.25%	2.36%
Ratio of net expenses to average net assets	3.27%	2.91%	2.42%	2.25%	2.54	% (4)
Ratio of net investment loss to average net assets	(3.26)%	(2.90)%	(2.26)%	(1.84)%	(2.42)%
Portfolio Turnover Rate	0%	175%	70%	35%	66%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(5)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$8.10	$8.55	$8.78	$9.15
Activity from investment operations:
Net investment loss (2)	(0.19)	(0.16)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	1.30	(0.29)	(0.14)	(0.31)
Total from investment operations	1.11	(0.45)	(0.23)	(0.37)
Paid-in-capital from redemption fees (6)	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.21	$8.10	$8.55	$8.78
Total return (3)	13.70%	(5.26)%	(2.62)%	(4.04	)% (5)
Net assets, end of period (000s)	$1,159	$8,460	$7,564	$2,587
Ratio of expenses to average net assets	2.27%	1.91%	1.42%	1.25	% (4)
Ratio of net investment loss to average net assets	(2.26)%	(1.91)%	(1.26)%	(1.14	)% (4)
Portfolio Turnover Rate	0%	175%	70%	35	% (5)

(1)	The Institutional Class shares of the Arrow Managed Futures Strategy Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2015	2014	2013	2012	2011 (1)
Net asset value, beginning of period	$8.32	$8.13	$9.01	$10.89	$10.00
Activity from investment operations:
Net investment loss (2)	(0.14)	(0.17)	(0.17)	(0.19)	(0.12)
Net realized and unrealized gain (loss) on investments	(2.30)	0.36	(0.71)	(1.26)	1.01
Total from investment operations	(2.44)	0.19	(0.88)	(1.45)	0.89
Paid-in-capital from redemption fees (7)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.16)	—	—	(0.43)	—
Total distributions	(0.16)	—	—	(0.43)	—
Net asset value, end of period	$5.72	$8.32	$8.13	$9.01	$10.89
Total return (3)	(29.58)%	2.34%	(9.77)%	(13.33)%	8.90	% (6)
Net assets, end of period (000s)	$1,358	$9,927	$6,773	$11,485	$17,386
Ratio of gross expenses to average net assets (4)	2.86%	2.38%	2.45%	2.22%	2.72	% (5)
Ratio of net expenses to average net assets	2.00%	2.00%	2.00%	2.00%	2.00	% (5)
Ratio of net investment loss to average net assets	(1.99)%	(1.98)%	(1.93)%	(1.94)%	(1.86	)% (5)
Portfolio Turnover Rate	451%	834%	132%	727%	754	% (6)

(1)	The Class A shares of the Arrow Commodity Strategy Fund commenced operations on December 31, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2015	2014	2013	2012	2011 (1)
Net asset value, beginning of period	$8.13	$7.99	$8.93	$10.85	$10.00
Activity from investment operations:
Net investment loss (2)	(0.19)	(0.22)	(0.24)	(0.24)	(0.16)
Net realized and unrealized gain (loss) on investments	(2.25)	0.36	(0.70)	(1.27)	1.01
Total from investment operations	(2.44)	0.14	(0.94)	(1.51)	0.85
Paid-in-capital from redemption fees (7)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.14)	—	—	(0.41)	—
Total distributions	(0.14)	—	—	(0.41)	—
Net asset value, end of period	$5.55	$8.13	$7.99	$8.93	$10.85
Total return (3)	(30.21)%	1.75%	(10.53)%	(13.93)%	8.50	% (6)
Net assets, end of period (000s)	$107	$244	$303	$747	$625
Ratio of gross expenses to average net assets (4)	3.61%	3.13%	3.19%	2.97%	3.29	% (5)
Ratio of net expenses to average net assets	2.75%	2.75%	2.75%	2.75%	2.75	% (5)
Ratio of net investment loss to average net assets	(2.74)%	(2.72)%	(2.68)%	(2.69)%	(2.62	)% (5)
Portfolio Turnover Rate	451%	834%	132%	727%	754	% (6)

(1)	The Class C shares of the Arrow Commodity Strategy Fund commenced operations on December 31, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$8.38	$8.16	$9.01	$9.63
Activity from investment operations:
Net investment loss (2)	(0.11)	(0.15)	(0.15)	(0.00	) (7)
Net realized and unrealized gain (loss) on investments	(2.33)	0.37	(0.70)	(0.62)
Total from investment operations	(2.44)	0.22	(0.85)	(0.62)
Paid-in-capital from redemption fees (7)	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.22)	—	—	—
Total distributions	(0.22)	—	—	—
Net asset value, end of period	$5.72	$8.38	$8.16	$9.01
Total return (3)	(29.47)%	2.70%	(9.43)%	(6.44	)% (6)
Net assets, end of period (000s)	$3,558	$519	$177	$9	(8)
Ratio of gross expenses to average net assets (4)	2.61%	2.13%	2.30%	1.97	% (5)
Ratio of net expenses to average net assets	1.75%	1.75%	1.75%	1.75	% (5)
Ratio of net investment loss to average net assets	(1.74)%	(1.73)%	(1.69)%	(1.69	)% (5)
Portfolio Turnover Rate	451%	834%	132%	727	% (6)

(1)	The Institutional Class shares of the Arrow Commodity Strategy Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

(8)	Actual net assets, not truncated.

See accompanying notes to consolidated financial statements.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

July 31, 2015

1.	ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Alternative Solutions Fund (“AASF”), the Arrow Managed Futures Strategy Fund (“AMFSF”) and the Arrow Commodity Strategy Fund (“ACSF”), collectively (“the Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. ADBF, ADTF, ACSF and AMFSF are non-diversified funds. AASF is a diversified fund. ADTF is a “fund of funds.” The Funds each have three distinct share classes; Class A, Class C, and Institutional Class shares. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets. AMFSF seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. ACSF seeks to provide investment results that correlate to the performance of a benchmark for commodities.

Each Arrow Fund was reorganized on March 1, 2012, from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of Arrow Investments Trust, a Delaware statutory trust. As a series of Arrow Investments Trust, each Fund is a continuation of the identically-named predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2015

accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2015

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2015 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$49,971,378	—	—	$49,971,378
Exchange Traded Funds	167,922,550	—	—	167,922,550
Short-Term Investments	14,332,400	—	—	14,332,400
Variation Margin-Open Futures Contracts *	299,756	—	—	299,756
Total	$232,526,084	$—	$—	$232,526,084

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$226,716,187	$—	$—	$226,716,187
Short-Term Investment	23,205,741	—	—	23,205,741
Variation Margin-Open Futures Contracts *	516,265	—	—	516,265
Total	$250,438,193	$—	$—	$250,438,193

Arrow Alternative Solutions Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,535,841	$—	$—	$4,535,841
U.S. Treasury		24,999,837	—	24,999,837
Variation Margin-Open Futures Contracts *	39,377	—	—	39,377
Open Swap Contracts *	28,472	—	—	28,472
Total	$4,603,690	$24,999,837	$—	$29,603,527
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *		$230,856	$—	$230,856
Total	$—	$230,856	$—	$230,856

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$403,191	$—	$—	$403,191
U.S. Treasury		3,000,000		$3,000,000
Variation Margin-Open Futures Contracts *	22,053	—	—	22,053
Total	$425,244	$3,000,000	$—	$3,425,244

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2015

Arrow Commodity Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Note	$43,588	$—	$—	$43,588
Short-Term Investments	171,966	—	—	171,966
U.S. Treasury	—	4,200,000	$—	$4,200,000
Total	$215,554	$4,200,000	$—	$4,415,554
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts *	$1,137,963	$—	$—	$1,137,963
Total	$1,137,963	$—	$—	$1,137,963

There were no transfers into or out of Level 1 and Level 2 during the year. It is the Funds’ policy to recognize transfers into or out of Level 1, Level 2, and Level 3 at the end of the period.

The Funds did not hold any Level 3 securities during the period.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of July 31, 2015.

See Consolidated Portfolios of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – ADWAB Fund Limited (ADB-CFC), ADWAT Fund Limited (ADT-CFC), Northern Lights SPC (AAS-CFC), Arrow MFS Fund Limited (AMFS-CFC) and ACT Fund Limited (ACS-CFC) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADBF, ADTF, AASF, AMFSF and ACSF include the accounts of ADB-CFC, ADT-CFC, AAS-CFC, AMFS-CFC and ACS-CFC, respectively, which are wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives. In accordance with their investment objectives and through its exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - The Funds’ exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2015

or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk - There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in “junk bonds.” High yield fixed-income securities (also known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk - The Funds may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

Swap Counterparty Credit Risk - The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2015

Fixed Income Risk - When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments. In addition, a Fund may invest in securities that are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

A summary of the Funds’ investments in the CFCs are as follows:

		CFC Net Assets at	% Of Total Net Assets at
	Inception Date of CFC	July 31, 2015	July 31, 2015
ADB-CFC	12/5/2012	$1,678,247	0.72%
ADT-CFC	12/12/2011	315,078	0.13%
AAS-CFC	11/6/2009	67,976	0.22%
AMFS-CFC	7/23/2010	701,327	17.93%
ACS-CFC	1/3/2011	705,356	14.04%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2015

position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2015

in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2015

Derivatives Disclosure –

Fair Values of Derivative Instruments in ADBF as of July 31, 2015:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Futures - Foreign exchange contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	$299,756	*	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	—

Fair Values of Derivative Instruments in ADTF as of July 31, 2015:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Futures - Foreign exchange contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	$516,265	*	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	—

		$516,265			$—

Fair Values of Derivative Instruments in AASF as of July 31, 2015:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Mixed; Commodity, interest rate, credit, foreign exchange and equity contracts	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	$—		Unrealized depreciation on swap contracts	$230,856	*

Credit default swap	Net Assets - Net Unrealized Depreciation	28,472	*	Net Assets - Net Unrealized Depreciation	—

Futures - Interest rate contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Depreciation	39,377	*	Variation margin - due from broker ,Net Assets Net Unrealized Appreciation	—

		$67,849			$230,856

Fair Values of Derivative Instruments in AMFSF as of July 31, 2015:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Futures - Commodity contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	$23,229	*	Variation margin - due to broker, Net Assets - Net Unrealized Appreciation	$587	*

Futures - Foreign exchange contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	—	*	Variation margin - due to broker, Net Assets - Net Unrealized Appreciation	589	*

		$23,229			$1,176

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2015

Fair Values of Derivative Instruments in ACSF as of July 31, 2015:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Futures - Commodity contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	$17,297	*	Variation margin - due to broker, Net Assets - Net Unrealized Appreciation	$1,155,260	*

		$17,297			$1,155,260

*	Includes cumulative appreciation/depreciation of futures and swaps contracts as reported in the Consolidated Portfolio of Investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The effect of Derivative Instruments on the Consolidated Statements of Operations for the year ended July 31, 2015:

ADBF
			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Foreign exchange contracts:	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	$718,070	$299,756
Total		$718,070	$299,756

ADTF
			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Foreign exchange contracts:	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	$(1,026,127)	$516,265
Total		$(1,026,127)	$516,265

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2015

AASF
			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Mixed; Commodity, interest rate, credit, foreign exchange contracts:	Net realized gain (loss) from security transactions, futures contracts, and swaps/Net change in unrealized appreciation (depreciation) from security transactions, foreign currency translations, futures contracts, swaps and purchased options	$—	$911

Credit Risk	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized appreciation (depreciation) from futures contracts and swap contracts	75,146	29,482

Interest rate contracts:	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized appreciation (depreciation) from	1,475,138	—
	futures contracts and swap contracts	—	39,377

Equity Risk	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized appreciation (depreciation) from	543,368	—
	futures contracts and swap contracts	—	—

Total		$2,093,652	$69,770

AMFSF
			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity contracts:	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	$1,120,186	$15,334

Equity contracts:	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	(221,425)	—

Interest rate contracts:	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	17,265	2,312

Foreign exchange contracts:	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	196,811	(89)

Total		$1,112,837	$17,557

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2015

ACSF
			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity Contracts	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	$(1,417,292)	$(1,134,342)

Total		$(1,417,292)	$(1,134,342)

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2015

payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Credit Facility – ADBF, ADTF and AASF have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”) with Union Bank, National Association (“UB”). Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for temporary or emergency purposes including the financing of redemptions. Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing. The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing. Average borrowings and the average interest rate during the year ended July 31, 2015 was $5,124,988 and 3.25%, respectively for ADBF. At July 31, 2015, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the year ended July 31, 2015, each Fund is subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2015.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2015

				Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
	Recognized Assets	Liabilities	Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
Arrow DWA Balanced Fund
Future Contracts	$299,756	$—	$299,756	$—	$—	$299,756
Total	$299,756	$—	$299,756	$—	$—	$299,756
Arrow DWA Tactical Fund
Future Contracts	$516,265	$—	$516,265	$—	$—	$516,265
Total	$516,265	$—	$516,265	$—	$—	$516,265
Arrow Alternative Solutions Fund
Swaps Contracts	$28,472	$28,472	$—	$—	$—	$28,472
Future Contracts	39,377	—	39,377	—	—	39,377
Total	$67,849	$28,472	$39,377	$—	$—	$67,849
Arrow Managed Futures Strategy Fund
Future Contracts	$23,229	$1,176	$22,053	$—	$—	$23,229
Total	$23,229	$1,176	$22,053	$—	$—	$23,229

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
	Recognized Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Arrow Alternative Solutions Fund
Swaps Contracts	$230,856	$—	$230,856	$—	$230,856	$—
Total	$230,856	$—	$230,856	$—	$230,856	$—
Arrow Commodity Strategy Fund
Future Contracts	$1,155,260	$17,297	$1,137,963	$—	$1,137,963	$—
Total	$1,155,260	$17,297	$1,137,963	$—	$1,137,963	$—

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2015

4.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchase	Sales
Arrow DWA Balanced Fund	$250,504,565	$328,360,295
Arrow DWA Tactical Fund	299,351,644	317,910,045
Arrow Alternative Solutions Fund	46,136,202	55,937,234
Arrow Managed Futures Strategy Fund	—	—
Arrow Commodity Strategy Fund	590,428	872,875

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”). The Advisor had engaged Dorsey, Wright & Associates, LLC (“DWA”) as the sub-advisor to ADBF and ADTF. Effective November 1, 2014, Dorsey, Wright & Associates no longer serve as the Funds’ sub-advisor to ADBF and ADTF.

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of AASF average daily net assets, 0.85% of AMFSF average daily net assets and 0.80% of ACSF average daily net assets. Pursuant to a sub-advisory agreement, effective between August 1, 2014 and October 31, 2014, the Advisor paid DWA a sub-advisory fee for its services to ADBF and ADTF, computed and accrued daily and paid monthly. Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2015 to waive a portion of its advisory fee and has agreed to reimburse Arrow Alternative Solutions Fund and Arrow Commodity Strategy Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation expenses) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Institutional Class
AASF +	1.65%	2.40%	1.40%
ACSF	2.00%	2.75%	1.75%

+	Effective November 1, 2014.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2015

These amounts will herein be referred to as the “Expense Limitations.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and AASF’s or ACSF’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the Expense Limitation. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended.

The following amounts are subject to recapture by the following dates:

	7/31/2016	7/31/2017	7/31/2018	Totals
AAFS	$—	$—	$5,098	$5,098
ACSF	47,421	35,353	49,249	132,023

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended July 31, 2015, the Funds waived $5,098 and $49,249 in advisory fees for AASF and ACSF, respectively.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the year ended July 31, 2015, the Distributor received $377,784 of which $53,954 was retained in commissions.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2015

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Advisor provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between the Advisor and the Trust. The Advisor allocates $50,000 of the CCO compensation to the Trust. The fee is allocated to each of the Funds in the Trust and based upon the relative net assets of the Funds. The fee will be reviewed with the Board on an annual basis or as deemed necessary. Effective June 24, 2015, the Bassett Compliance Consulting Services, LLC (“BCCS’) will provide Chief Compliance Officer (“CCO”) to the Trust. Under the terms of such agreement, BCCS receives customary fees from the Funds.

6.	REDEMPTION FEES

The Funds, except for AASF, may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended July 31, 2015, ADBF, ADTF, AASF, AMFSF and ACSF assessed $818, $2.456, $0, $71 and $82 respectively, in redemption fees.

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of a Fund at July 31, 2015 are noted in the Funds’ Consolidated Portfolios of Investments. Transactions during the year ended July 31, 2015 with companies which are affiliates are as follows for the ADBF Fund:

						Dividends
		Value - Beginning of				Credited to	Value -End of
CUSIP	Description	Year	Purchases	Sales Proceeds	Realized Gains	Income	Year
464286301	iShares MSCI Belgium Capped ETF	13,205,332	9,907,795	14,019,448	2,251,422	152,958	9,381,209
	TOTAL	$13,205,332	$9,907,795	$14,019,448	$2,251,422	$152,958	$9,381,209

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2015

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the year ended July 31, 2015 was as follows:

For the year ended July 31, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
ADBF	$2,734,228	$28,165,837	$—	$30,900,065
ADTF	659,651	571,866	—	1,231,517
AASF	197,933	—	—	197,933
AMFSF	—	—	—	—
ACSF	195,104	—	—	195,104

There were no distributions for the year ended July 31, 2014.

As of July 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
ADBF	$—	$10,976,611	$—	$(1,639,253)	$—	$14,209,843	$23,547,201
ADTF	2,481,812	1,258,870	—	(1,116,219)	—	26,799,674	29,424,137
AASF	—	—	(1,408,088)	(2,664,893)	(659,579)	—	(4,732,560)
AMFSF	780,880	—	(653,907)	(24,302,453)	(13,774)	—	(24,189,254)
ACSF	—	—	(151,248)	(5,704,861)	(65,329)	(4,225)	(5,925,663)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries, tax deferral of losses on wash sales and mark-to-market on open futures and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2015

Late Year
Losses
ADBF	$—
ADTF	—
AASF	131,120
AMFSF	—
ACSF	62,072

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
ADBF	$—
ADTF	—
AASF	528,459
AMFSF	13,774
ACSF	3,257

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. At July 31, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2015

	Short-Term	Long-Term	Total	Expiration
ADBF	$—	$—	$—
ADTF	—	—	—
AASF	1,408,088	—	1,408,088	July 31, 2018
	—	—	—
	1,408,088	—	1,408,088
AMFSF	123,374	—	123,374	July 31, 2019
	406,062	124,471	530,533	No Expiration
	529,436	124,471	653,907
ACSF	30,096	—	30,096	July 31, 2019
	108,235	12,917	121,152	No Expiration
	138,331	12,917	151,248

Permanent book and tax differences, primarily attributable to the differing book/ tax treatment of net operating losses, the reclassification of Fund distributions, swap gains and losses, and tax adjustments for real estate investment trusts, resulted in reclassification for the year ended July 31, 2015 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
ADBF	$—	$(3,867)	$3,867
ADTF	—	—	—
AASF	—	(186,538)	186,538
AMFSF	—	—	—
ACSF	(76,235)	76,235	—

9.	SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Arrow DWA Balanced Fund,
Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund,
Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund
and the Board of Trustees of Arrow Investments Trust

We have audited the accompanying consolidated statements of assets and liabilities of the Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund (the “Funds”), each a series of shares of beneficial interest in the Arrow Investments Trust, including the consolidated portfolios of investments, as of July 31, 2015, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended and the consolidated financial highlights for each of the years and periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian, brokers and counterparties. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of the Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund as of July 31, 2015, and the consolidated results of their operations for the year then ended, the consolidated changes in their net assets for each of the years in the two-year period then ended and their consolidated financial highlights for each of the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
September 29, 2015

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)
July 31, 2015

As a shareholder of the Arrow Funds’ you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 through July 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Expense Ratio
	Value	Value	During Period*	During Period**
Actual	2/1/15	7/31/15	2/1/15 – 7/31/15	2/1/15 – 7/31/15
DWA Balanced Class A	$1,000.00	$1,020.30	$7.23	1.44%
DWA Balanced Class C	1,000.00	1,016.40	11.08	2.22
DWA Balanced Institutional Class	1,000.00	1,020.90	5.70	1.14
DWA Tactical Class A	1,000.00	1,018.50	8.06	1.61
DWA Tactical Class C	1,000.00	1,014.40	12.42	2.49
DWA Tactical Institutional Class	1,000.00	1,019.40	7.07	1.41
Alternative Solutions Class A	1,000.00	1,025.70	8.29	1.65
Alternative Solutions Class C	1,000.00	1,021.00	12.03	2.40
Alternative Solutions Institutional Class	1,000.00	1,026.60	7.03	1.40
Managed Futures Strategy Class A	1,000.00	994.50	16.50	3.34
Managed Futures Strategy Class C	1,000.00	989.90	21.53	4.36
Managed Futures Strategy Institutional Class	1,000.00	995.70	6.48	1.31
Commodity Strategy Class A	1,000.00	899.40	9.72	2.00
Commodity Strategy Class C	1,000.00	896.60	12.93	2.75
Commodity Strategy Institutional Class	1,000.00	900.80	8.25	1.75

The Arrow Funds
EXPENSE EXAMPLES (Continued)
July 31, 2015 (Unaudited)

	Beginning
	Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During Period*	During Period**
(5% return before expenses)	2/1/15	7/31/15	2/1/15 – 7/31/15	2/1/15 – 7/31/15
DWA Balanced Class A	$1,000.00	$1,017.63	$7.22	1.44%
DWA Balanced Class C	1,000.00	1,013.80	11.07	2.22
DWA Balanced Institutional Class	1,000.00	1,019.15	5.70	1.14
DWA Tactical Class A	1,000.00	1,016.81	8.05	1.61
DWA Tactical Class C	1,000.00	1,012.47	12.41	2.49
DWA Tactical Institutional Class	1,000.00	1,017.79	7.07	1.41
Alternative Solutions Class A	1,000.00	1,016.61	8.25	1.65
Alternative Solutions Class C	1.000.00	1,012.89	11.98	2.40
Alternative Solutions Institutional Class	1,000.00	1,017.85	7.00	1.40
Managed Futures Strategy Class A	1,000.00	1,008.25	16.62	3.34
Managed Futures Strategy Class C	1,000.00	1,003.16	21.67	4.36
Managed Futures Strategy Institutional Class	1,000.00	1,018.30	6.56	1.31
Commodity Strategy Class A	1,000.00	1,014.88	9.99	2.00
Commodity Strategy Class C	1,000.00	1,011.16	13.71	2.75
Commodity Strategy Institutional Class	1,000.00	1,016.12	8.75	1.75

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Continued)(Unaudited)
July 31, 2015

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees. The address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, Maryland 20707, unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position(s) Held with Trust*	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years and Current Directorships	Number of Funds in the Trust Overseen by Trustee	Other Directorships held During the Past Five Years
Charles A. Barragato Year of Birth: 1958	Trustee	Indefinite/ since March 2014	Managing Partner, Charles A. Barragato & Co., LLP (public accounting firm) 1983-Present; Research Professor of Accounting, Stony Brook University, 2014-Present; Professor of Accounting, Long Island University, 1986-2014	8	Arrow Investments Trust (since September 2011) Arrow ETF Trust (since March 2014)
Paul Montgomery Year of Birth: 1953	Trustee	Since March 2014	Director of Research Scotia Partners, LLC (since 2012) Managing Member, Theta Investment Research, LLC (2003-2012).	8	Arrow Investments Trust (since September 2011) Arrow ETF Trust (since March 2014)
Thomas T. Sarkany Year of Birth: 1946	Trustee	Since 2012	Founder and President, TTS Consultants, LLC, 2010 –present; Director of Fund Marketing, Director of Asset Management and Director of Index Licensing, Value Line, 1994 – 2010.	8	Arrow Investments Trust (since March 2014), Arrow ETF Trust (since March 2014) Trustee, Northern Lights Fund Trust IV (since July 2015); Trustee, Northern Lights Fund Trust II (since October 2011); Director, Value Line Funds June 2008-December 2010); Director, Aquila Distributors since 1981.
Robert S. Andrialis Year of Birth: 1944	Trustee	Since 2012	Currently Independent Consultant; Formerly President, Secured Growth Quantitative Research, 2011–2014; Independent Consultant 2010-2011; Founder, CEO and President Mergent, Inc, a financial information services business, 1996-2010.	8	Arrow Investments Trust (since March 2014) Arrow ETF Trust (since March 2014) Trustee Emeritus, College of William and Mary Endowment Association

The Arrow Funds
SUPPLEMENTAL INFORMATION (Continued)(Unaudited)
July 31, 2015

Interested Trustees and Officers

Name, Address and Year of Birth	Position(s) Held with Trust*	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Current Directorships	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Barrato[1] Year of Year of Birth: 1965	Trustee, President & Principal Executive Officer	Indefinite term as Trustee, 1-year term as officer (since Sept. 2011)	Founder and Chief Executive Officer, Arrow (since 2006).	8	Arrow ETF Trust (since 2012)
Sam Singh Year of Birth: 1976	Principal Financial Officer and Treasurer	Since Oct 2013	Assistant Vice President, GFS (since 2011); Assistant Vice President of Fund Administration; BNY Mellon (2007-2011)	N/A	N/A
Jake Griffith Year of Birth: 1978	Secretary	Since Sept. 2011	Founder and President, Director of Sales, Arrow (since 2006).	N/A	N/A
Dawn M. Dennis Year of Birth: 1966	Assistant Secretary	Since June 2013	Senior Paralegal, GFS (since May 2013), Paralegal (from July 2011 through April 2013)	N/A	N/A
Patrick Bassett Year Birth 1970	Chief Compliance Officer	1 Year Term Since 2015	Chief Compliance Officer of Arrow Investment Advisors, LLC (2008-2014); retired (2014-2015).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely.

[1]	Joseph Barrato is considered to be an “interested person” of the Arrow Investment Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment Advisor to the Fund, Arrow Investment Advisors, LLC.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-277-6933.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2015 - $ 78,500

2014 - $ 78,500

(b)	Audit-Related Fees

2015 – None

2014 – None

(c)	Tax Fees

2015 - $ 12,500

2014 - $ 12,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 – None

2014 – None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2015	2014
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $12,500

2014 - $12,500

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/9/15

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/9/15